Revenue	12 Months Ended
Dec. 31, 2021
Disclosure of Revenue From Contracts with Customers [Abstract]
Revenue
30. Revenue
For the year ended December 31, 2021, revenue from contracts with customers by product and segment was as follows:

	Turkey	Canada	Greece	Total

Gold revenue - doré	$316,245	$271,696	$—	$587,941
Gold revenue - concentrate	162,145	—	90,418	252,563
Silver revenue - doré	3,095	1,662	—	4,757
Silver revenue - concentrate	4,270	—	24,298	28,568
Lead concentrate	—	—	26,781	26,781
Zinc concentrate	—	—	42,864	42,864
Revenue from contracts with customers	$485,755	$273,358	$184,361	$943,474
Gain (loss) on revaluation of derivatives in trade receivables	314	—	(2,874)	(2,560)
	$486,069	$273,358	$181,487	$940,914

For the year ended December 31, 2020, revenue from contracts with customers by product and segment was as follows:

	Turkey	Canada	Greece	Total

Gold revenue - doré	$403,823	$256,069	$—	$659,892
Gold revenue - concentrate	181,727	—	100,928	282,655
Silver revenue - doré	2,194	1,198	—	3,392
Silver revenue - concentrate	3,981	—	24,029	28,010
Lead concentrate	—	—	18,285	18,285
Zinc concentrate	—	—	36,993	36,993
Revenue from contracts with customers	$591,725	$257,267	$180,235	$1,029,227
Gain (loss) on revaluation of derivatives in trade receivables	(3,537)	—	995	(2,542)
	$588,188	$257,267	$181,230	$1,026,685